Cover	Oct. 22, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Blackstone Multi-Strategy Hedge Fund L.P.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-56796
Entity Tax Identification Number	41-2436049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002095486
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	583-5000
Entity Listings [Line Items]
Title of 12(b) Security	None
Trading Symbol	None